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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Fred Berger
Title:            Chief Administrative Officer
                  Phone: 212-692-2000

Signature, Place, and Date of Signing:


/s/ Fred Berger            New York, New York             February 14, 2007
-----------------        ----------------------      ---------------------------
   [Signature]              [City, State]                    [Date]




Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                  103
                                                          ------------------

Form 13F Information Table Value Total:                           $1,128,031
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER                    NAME
         ----------        ------------------------           ------------------

         None.

                                                            Angelo, Gordon & Co., L.P.
                                                            Form 13F Information Table
                                                          Quarter ended December 31, 2006

                                                                                INVESTMENT DISCRETION     VOTING AUTHORITY
                           TITLE OF           FAIR MARKET SHARES OR
                            CLASS      CUSIP     VALUE    PRINCIPAL SH/ PUT/        SHARED  SHARED OTHER
ISSUER                                 NUMBER     (IN       AMOUNT  PRN CALL SOLE  DEFINED  OTHER  MANAGERS  SOLE  SHARED  NONE
                                               THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED TECHNLGS I CL A     004329108   $3,947   452,632 SH        SOLE                           452,632
------------------------------------------------------------------------------------------------------------------------------------
ADVO INC                     COM      007585102  $26,860   823,914 SH        SOLE                           823,914
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC                COM      00845V308   $9,589   500,200 SH        SOLE                           500,200
------------------------------------------------------------------------------------------------------------------------------------
ALCON INC                    COM SHS  H01301102   $4,135    37,000 SH        SOLE                            37,000
------------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC                 COM      018490102   $2,485    20,750 SH        SOLE                            20,750
------------------------------------------------------------------------------------------------------------------------------------
ALON USA ENERGY INC          COM      020520102     $263    10,000 SH        SOLE                            10,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAMPUS CMNTYS       COM      024835100   $3,496   122,800 SH        SOLE                           122,800
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN PWR CONVERSION CORP COM      029066107  $30,590 1,000,000 SH        SOLE                         1,000,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN REPROGRAPHICS CO    COM      029263100  $16,708   501,600 SH        SOLE                           501,600
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP          CL A     029912201   $7,575   203,200 SH        SOLE                           203,200
------------------------------------------------------------------------------------------------------------------------------------
ARIAD PHARMACEUTICALS INC    COM      04033A100     $514   100,000 SH        SOLE                           100,000
------------------------------------------------------------------------------------------------------------------------------------
ARIAD PHARMACEUTICALS INC    COM      04033A100     $514   100,000 SH  Put   SOLE                           100,000
------------------------------------------------------------------------------------------------------------------------------------
ARTHROCARE CORP              COM      043136100   $4,228   105,900 SH        SOLE                           105,900
------------------------------------------------------------------------------------------------------------------------------------
BELLSOUTH CORP               COM      079860102  $63,599 1,350,000 SH        SOLE                         1,350,000
------------------------------------------------------------------------------------------------------------------------------------
BIOCRYST PHARMACEUTICALS     COM      09058V103   $1,759   152,200 SH        SOLE                           152,200
------------------------------------------------------------------------------------------------------------------------------------
BIOCRYST PHARMACEUTICALS     COM      09058V103   $1,734   150,000 SH  Put   SOLE                           150,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                INVESTMENT DISCRETION     VOTING AUTHORITY
                           TITLE OF           FAIR MARKET SHARES OR
                            CLASS      CUSIP     VALUE    PRINCIPAL SH/ PUT/        SHARED  SHARED OTHER
ISSUER                                 NUMBER     (IN       AMOUNT  PRN CALL SOLE  DEFINED  OTHER  MANAGERS  SOLE  SHARED  NONE
                                               THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
BIOMED REALTY TRUST INC      COM      09063H107   $7,759   271,300 SH        SOLE                           271,300
------------------------------------------------------------------------------------------------------------------------------------
BIOMET INC                   COM      090613100  $31,584   765,300 SH        SOLE                           765,300
------------------------------------------------------------------------------------------------------------------------------------
BJS WHOLESALE CLUB INC       COM      05548J106   $4,047   130,100 SH        SOLE                           130,100
------------------------------------------------------------------------------------------------------------------------------------
BOSTON PROPERTIES INC        COM      101121101   $8,112    72,508 SH        SOLE                            72,508
------------------------------------------------------------------------------------------------------------------------------------
BOYD GAMING CORP             COM      103304101   $6,842   151,000 SH  Call  SOLE                           151,000
------------------------------------------------------------------------------------------------------------------------------------
BROOKDALE SR LIVING INC      COM      112463104  $28,728   598,500 SH        SOLE                          598,500
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD ASSET MGMT INC    CL A LTD
MGMT INC                     VT SH    112585104  $20,315   421,650 SH        SOLE                           421,650
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD HOMES CORP        COM      112723101   $4,393   117,000 SH        SOLE                           117,000
------------------------------------------------------------------------------------------------------------------------------------
CELGENE CORP                 COM      151020104   $2,272    39,500 SH        SOLE                            39,500
------------------------------------------------------------------------------------------------------------------------------------
CELGENE CORP                 COM      151020104   $2,180    37,900 SH  Put   SOLE                            37,900
------------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP                   COM      125509109   $5,460    41,500 SH        SOLE                            41,500
------------------------------------------------------------------------------------------------------------------------------------
CNX GAS CORP                 COM      12618H309   $6,375   250,000 SH        SOLE                           250,000
------------------------------------------------------------------------------------------------------------------------------------
COGDELL SPENCER INC          COM      19238U107   $4,977   231,500 SH        SOLE                           231,500
------------------------------------------------------------------------------------------------------------------------------------
CONCEPTUS INC                COM      206016107   $2,289   107,500 SH        SOLE                           107,500
------------------------------------------------------------------------------------------------------------------------------------
CONOR MEDSYSTEMS INC         COM      208264101  $32,141 1,025,893 SH        SOLE                         1,025,893
------------------------------------------------------------------------------------------------------------------------------------
CORRECTIONS CORP AMER NEW    COM NEW  22025Y407  $28,189   623,241 SH        SOLE                           623,241
------------------------------------------------------------------------------------------------------------------------------------
CRESCENT REAL ESTATE EQUITIE COM      225756105   $3,575   181,000 SH        SOLE                           181,000
------------------------------------------------------------------------------------------------------------------------------------
CYCLACEL PHARMACEUTICALS     PFD CONV
INC                          EX 6%    23254L207   $1,049   196,000 SH        SOLE                           196,000
------------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                   COM      23918K108   $3,902    68,600 SH        SOLE                            68,600
------------------------------------------------------------------------------------------------------------------------------------
DCT INDUSTRIAL TRUST INC     COM      233153105   $6,805   576,700 SH        SOLE                           576,700
------------------------------------------------------------------------------------------------------------------------------------
DEL MONTE FOODS  CO          COM      24522P103   $4,973   450,900 SH        SOLE                           450,900
------------------------------------------------------------------------------------------------------------------------------------


                                                                                INVESTMENT DISCRETION     VOTING AUTHORITY
                           TITLE OF           FAIR MARKET SHARES OR
                            CLASS      CUSIP     VALUE    PRINCIPAL SH/ PUT/        SHARED  SHARED OTHER
ISSUER                                 NUMBER     (IN       AMOUNT  PRN CALL SOLE  DEFINED  OTHER  MANAGERS  SOLE  SHARED  NONE
                                               THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
DIGENE CORP                  COM      253752109   $3,570    74,500 SH        SOLE                            74,500
------------------------------------------------------------------------------------------------------------------------------------
DIGITAL INSIGHT CORP         COM      25385P106  $19,245   500,000 SH        SOLE                           500,000
------------------------------------------------------------------------------------------------------------------------------------
DOUGLAS EMMETT INC           COM      25960P109  $11,567   435,000 SH        SOLE                           435,000
------------------------------------------------------------------------------------------------------------------------------------
EQUITY OFFICE PROPERTIES TRU COM      294741103  $36,128   750,000 SH        SOLE                           750,000
------------------------------------------------------------------------------------------------------------------------------------
FIVE STAR QUALITY CARE INC   COM      33832D106  $10,799   968,500 SH        SOLE                           968,500
------------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPL LTD              COM      367299104   $5,249 2,441,579 SH        SOLE                         2,441,579
------------------------------------------------------------------------------------------------------------------------------------
GENERAL GROWTH PPTYS INC     COM      370021107   $9,093   174,100 SH        SOLE                           174,100
------------------------------------------------------------------------------------------------------------------------------------
GEOMET INC DEL               COM      37250U201   $4,160   400,000 SH        SOLE                           400,000
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC          COM      375558103   $2,448    37,700 SH        SOLE                            37,700
------------------------------------------------------------------------------------------------------------------------------------
HANESBRANDS INC              COM      410345102   $8,335   352,900 SH        SOLE                           352,900
------------------------------------------------------------------------------------------------------------------------------------
HARRAHS ENTMT INC            COM      413619107  $32,815   396,700 SH        SOLE                           396,700
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP           COM      432848109  $16,316   467,500 SH        SOLE                           467,500
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP           COM      432848109   $2,792    80,000 SH  Call  SOLE                            80,000
------------------------------------------------------------------------------------------------------------------------------------
HOLOGIC INC                  COM      436440101   $3,451    73,000 SH        SOLE                            73,000
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC               COM      437076102   $3,815    95,000 SH        SOLE                            95,000
------------------------------------------------------------------------------------------------------------------------------------
HOMEBANC CORP GA             COM      43738R109   $2,075   490,500 SH        SOLE                           490,500
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                   RUSSELL
                             2000     464287655   $7,218    92,500 SH  Put   SOLE                            92,500
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                   S&P 500
                             INDEX    464287200   $2,485    17,500 SH  Put   SOLE                            17,500
------------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC               COM      45031U101  $24,472   511,750 SH        SOLE                           511,750
------------------------------------------------------------------------------------------------------------------------------------
ITURAN LOCATION AND CONTROL  SHS      M6158M104     $238    16,197 SH        SOLE                            16,197
------------------------------------------------------------------------------------------------------------------------------------
JINPAN INTL LTD              ORD      G5138L100   $3,000   157,895 SH        SOLE                           157,895
------------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                 COM      49337W100  $20,685   502,300 SH        SOLE                           502,300
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS       COM      49455P101  $16,571   156,700 SH        SOLE                           156,700
------------------------------------------------------------------------------------------------------------------------------------
MANNKIND CORP                COM      56400P201   $1,237    75,000 SH        SOLE                            75,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                INVESTMENT DISCRETION     VOTING AUTHORITY
                           TITLE OF           FAIR MARKET SHARES OR
                            CLASS      CUSIP     VALUE    PRINCIPAL SH/ PUT/        SHARED  SHARED OTHER
ISSUER                                 NUMBER     (IN       AMOUNT  PRN CALL SOLE  DEFINED  OTHER  MANAGERS  SOLE  SHARED  NONE
                                               THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                COM      58155Q103   $3,858    76,100 SH        SOLE                             76,100
------------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC                  COM      583916AG6     $592    40,000 SH  Put   SOLE                            40,000
------------------------------------------------------------------------------------------------------------------------------------
MEDICAL PPTYS TRUST INC      COM      58463J304   $6,319   413,000 SH        SOLE                           413,000
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC                COM      585055106   $3,719    69,500 SH        SOLE                            69,500
------------------------------------------------------------------------------------------------------------------------------------
MICRUS ENDOVASCULAR CORP     COM      59518V102     $248    13,000 SH        SOLE                            13,000
------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP NEW              COM      60467R100   $9,260   293,320 SH        SOLE                           293,320
------------------------------------------------------------------------------------------------------------------------------------
NEW RIV PHARMACEUTICALS INC  COM      648468205   $3,452    63,100 SH        SOLE                            63,100
------------------------------------------------------------------------------------------------------------------------------------
NORTHWESTERN CORP            COM NEW  668074305  $88,450 2,500,000 SH        SOLE                         2,500,000
------------------------------------------------------------------------------------------------------------------------------------
OREGON STL MLS INC           COM      686079104  $33,077   530,000 SH        SOLE                           530,000
------------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS LTD    CL A     G67743107   $5,437   114,900 SH        SOLE                           114,900
------------------------------------------------------------------------------------------------------------------------------------
OWENS CORNING NEW            COM      690742101  $56,301 1,882,978 SH        SOLE                         1,882,978
------------------------------------------------------------------------------------------------------------------------------------
PANTRY INC                   COM      698657103   $3,378    72,120 SH        SOLE                            72,120
------------------------------------------------------------------------------------------------------------------------------------
PEDIATRIX MED GROUP          COM      705324101   $4,949   101,200 SH        SOLE                           101,200
------------------------------------------------------------------------------------------------------------------------------------
PER-SE TECHNOLOGIES INC      COM NEW  713569309  $11,112   400,000 SH        SOLE                           400,000
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL PROD DEV INC  COM      717124101   $4,988   154,800 SH        SOLE                           154,800
------------------------------------------------------------------------------------------------------------------------------------
PHARMANET DEV GROUP INC      COM      717148100   $1,960    88,800 SH  Call  SOLE                            88,800
------------------------------------------------------------------------------------------------------------------------------------
PROLOGIS                     SH BEN
                             INT      743410102   $8,471   139,391 SH        SOLE                           139,391
------------------------------------------------------------------------------------------------------------------------------------
PSYCHIATRIC SOLUTIONS INC    COM      74439H108   $3,857   102,800 SH        SOLE                           102,800
------------------------------------------------------------------------------------------------------------------------------------
QUEST DIAGNOSTIC INC         COM      74834L100   $3,678    69,400 SH        SOLE                            69,400
------------------------------------------------------------------------------------------------------------------------------------
QUEST RESOURCE CORP          COM NEW  748349305   $5,050   500,000 SH        SOLE                           500,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                INVESTMENT DISCRETION     VOTING AUTHORITY
                           TITLE OF           FAIR MARKET SHARES OR
                            CLASS      CUSIP     VALUE    PRINCIPAL SH/ PUT/        SHARED  SHARED OTHER
ISSUER                                 NUMBER     (IN       AMOUNT  PRN CALL SOLE  DEFINED  OTHER  MANAGERS  SOLE  SHARED  NONE
                                               THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
READERS DIGEST ASSN INC      COM      755267101  $16,700 1,000,000 SH        SOLE                         1,000,000
------------------------------------------------------------------------------------------------------------------------------------
REPUBLIC PROPERTY TR         COM      760737106   $3,755   325,400 SH        SOLE                           325,400
------------------------------------------------------------------------------------------------------------------------------------
SABRE HOLDINGS CORP          CL A     785905100   $5,976   187,409 SH        SOLE                           187,409
------------------------------------------------------------------------------------------------------------------------------------
SALTON INC                   COM      795757103   $1,532   756,601 SH        SOLE                           756,601
------------------------------------------------------------------------------------------------------------------------------------
SILVERLEAF RESORTS INC       COM      828395103     $247    55,300 SH        SOLE                            55,300
------------------------------------------------------------------------------------------------------------------------------------
SL GREEN REALTY CORP         COM      78440X101  $16,398   123,500 SH        SOLE                           123,500
------------------------------------------------------------------------------------------------------------------------------------
SPIRIT FIN CORP              COM      848568309  $11,847   950,000 SH        SOLE                           950,000
------------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP           COM FON  852061100   $1,039    55,000 SH        SOLE                            55,000
------------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTELS&RESORTS WRLD COM      85590A401  $18,409   294,541 SH        SOLE                           294,541
------------------------------------------------------------------------------------------------------------------------------------
SUNSTONE HOTEL INVS INC NEW  COM      867892101  $14,525   543,400 SH        SOLE                           543,400
------------------------------------------------------------------------------------------------------------------------------------
SUSSER HLDGS CORP            COM      869233106   $8,976   498,650 SH        SOLE                           498,650
------------------------------------------------------------------------------------------------------------------------------------
SYMBOL TECHNOLOGIES INC      COM      871508107  $23,910 1,600,400 SH        SOLE                         1,600,400
------------------------------------------------------------------------------------------------------------------------------------
TAUBMAN CTRS INC             COM      876664103  $10,693   210,244 SH        SOLE                           210,244
------------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC            COM      889478103   $7,183   222,862 SH        SOLE                           222,862
------------------------------------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS INC          COM      89579K109   $2,644    63,200 SH        SOLE                            63,200
------------------------------------------------------------------------------------------------------------------------------------
UNIVISION COMMUNICATIONS
INC.                         CL A     914906102  $53,130 1,500,000 SH        SOLE                         1,500,000
------------------------------------------------------------------------------------------------------------------------------------
USA MOBLITLITY INC           COM      90341G103   $6,740   301,276 SH        SOLE                           301,276
------------------------------------------------------------------------------------------------------------------------------------
VANDA PHARMACEUTICALS INC    COM      921659108   $1,262    51,200 SH        SOLE                            51,200
------------------------------------------------------------------------------------------------------------------------------------
VARIAN MED SYS INC           COM      92220P105   $2,483    52,200 SH        SOLE                            52,200
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                COM      94973V107   $3,864    49,100 SH        SOLE                            49,100
------------------------------------------------------------------------------------------------------------------------------------
XENOPORT INC                 COM      98411C100   $1,409    57,400 SH        SOLE                            57,400
------------------------------------------------------------------------------------------------------------------------------------



                                                                                INVESTMENT DISCRETION     VOTING AUTHORITY
                           TITLE OF           FAIR MARKET SHARES OR
                            CLASS      CUSIP     VALUE    PRINCIPAL SH/ PUT/        SHARED  SHARED OTHER
ISSUER                                 NUMBER     (IN       AMOUNT  PRN CALL SOLE  DEFINED  OTHER  MANAGERS  SOLE  SHARED  NONE
                                               THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
YANKEE CANDLE INC            COM      984757104  $15,426   450,000 SH        SOLE                           450,000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE (in                    $1,128,031
thousands)
